Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments

5. Cash and Cash Equivalents and Short-term Investments

	December 31,
	2022	2021

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	178,326	104,620
Bank deposits maturing in three months or less	134,952	272,922
	313,278	377,542

Short-term Investments
Bank deposits maturing over three months (note)	317,718	634,158
	630,996	1,011,700

Note: The maturities for short-term investments ranged from 91 to 99 days and 91 to 180 days for the years ended December 31, 2022 and 2021 respectively.

Certain cash and bank balances denominated in RMB, US$ and UK Pound Sterling (“£”) were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government. Cash and cash equivalents and short-term investments were denominated in the following currencies:

	December 31,
	2022	2021

	(in US$’000)
US$	533,173	895,935
RMB	79,319	53,455
Hong Kong dollar (“HK$”)	16,721	60,535
	£1,370	1,090
Euro	413	685
	630,996	1,011,700